Vanguard Tax-Managed International Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”: Portfolio Manager Christine D. Franquin, Principal of Vanguard. She has managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text for the Tax-Managed International Fund under the heading Investment Advisor:

Christine D. Franquin, Principal of Vanguard. She has managed investment portfolios since joining Vanguard in 2000 and has managed the Tax-Managed International Fund since 2013. Education: B.A., Universitaire Faculteiten Sint-Ignatius Antwerpen, Belgium; J.D., University of Liege, Belgium; M.S., Clark University.

© 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 127 022013

Vanguard Tax-Managed Growth and Income Fund

Supplement to the Prospectuses and Summary Prospectuses

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”: Portfolio Manager Michael A. Johnson, Portfolio Manager. He has managed the Fund since 2013.

Prospectus Text Changes

The following replaces similar text for the Tax-Managed Growth and Income Fund under the heading Investment Advisor:

Michael A. Johnson, Portfolio Manager. He has been with Vanguard since 1999; has worked in investment management since 2007; has managed investment portfolios since 2010; and has managed the Tax-Managed Growth and Income Fund since 2013. Education: B.S.B.A., Shippensburg University.

© 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 5101 022013

Vanguard Tax-Managed Funds®

Supplement to the Statement of Additional Information

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the text under “Other Accounts Managed” is revised to indicate that Christine D. Franquin manages Vanguard Tax-Managed International Fund and that Michael A. Johnson manages Vanguard Tax-Managed Growth and Income Fund.

As of January 31, 2013, Ms. Franquin managed four other registered investment companies with total assets of $62 billion, three other pooled investment vehicles with total assets of $14.8 billion, and four other accounts with total assets of $6.5 billion (advisory fees not based on account performance).

As of January 31, 2013, Mr. Johnson managed six other registered investment companies with total assets of $5.6 billion (advisory fees not based on account performance).

As of January 31, 2013, Ms. Franquin did not own any shares of Vanguard Tax-Managed International Fund, and Mr. Johnson did not own any shares of Vanguard Tax-Managed Growth and Income Fund.

© 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SAI 103 022013